Additional information - Condensed financial statements of the Company	12 Months Ended
Dec. 31, 2011
Additional information - Condensed financial statements of the Company

31 Additional information — Condensed financial statements of the Company

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings after certain appropriations to statutory reserves, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these and other restrictions under PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of cash, dividends, loans or advances. The restricted portion amounted to $44.2 million and $40.2 million, or 29% and 25%, of the Company’s total consolidated net assets as of December 31, 2010 and 2011, respectively. Even though the Company currently does not require any such dividends, loans or advances from its PRC subsidiaries and affiliates for working capital and other funding purposes, the Company may in the future require additional cash resources from our PRC subsidiaries and VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends or distributions to the Company’s shareholders.

The condensed financial statements of the Company are presented below.

a) Condensed balance sheets

		As of December 31,
	Note	2010	2011
		$	$
Assets
Current assets:
Cash and cash equivalents		16,729,503	5,506,797
Short-term investments		26,120,600	38,434,951
Deposits and other current assets		273,986	477,863

Total current assets		43,124,089	44,419,611
Investments in subsidiaries and VIEs	d	74,948,558	74,547,895
Due from subsidiaries and VIEs		14,038,501	21,874,218
Other long-term assets		252,190	140,103

Total assets		132,363,338	140,981,827

Liabilities and shareholders’ equity
Current liabilities:
Accrued liabilities and other payables		267,128	851,646

Total current liabilities		267,128	851,646
Due to subsidiaries and VIEs		11,686	300,000

Total liabilities		278,814	1,151,646

Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,130,130 shares issued and outstanding as of December 31, 2010 and 421,130,130 shares issued and 410,422,650 outstanding as of December 31, 2011)		42,113	42,144
Additional paid-in capital		137,581,956	137,745,875
Treasury stock		—	(1,425,204)
Accumulated other comprehensive income:
Unrealized gain on investment in marketable securities		2,376,723	4,453,157
Cumulative translation adjustments		9,306,938	10,973,973
Accumulated losses		(17,223,206)	(11,959,764)

Total shareholders’ equity		132,084,524	139,830,181

Total liabilities and shareholders’ equity		132,363,338	140,981,827

b) Condensed statements of operations and comprehensive income/ (loss)

	Year ended December 31,
	2009	2010	2011
	$	$	$
Net revenues	—	—	—
Cost of revenue	—	—	—

Gross profit	—	—	—
Total operating expenses	(1,260,418)	(2,070,580)	(1,325,077)
Gain on recovery of bad debt/(Provision for impairment)	431,873	(1,139,810)	110,425

Loss from operations	(828,545)	(3,210,390)	(1,214,652)
Equity in profit (loss) of subsidiaries and VIEs, net	186,179	2,315,416	182,134
Interest income	—	—	1,088,391
Other income (expenses), net	753,258	316,249	(69,604)
Dividend income from available-for-sales securities	—	—	314,300
Gain on sales of short-term investments	—	—	4,962,873

Income (loss) before tax	110,892	(578,725)	5,263,442
Income tax expense	—	—	—

Net income (loss)	110,892	(578,725)	5,263,442
Other comprehensive income (loss)
Foreign currency translation adjustment	(145,899)	2,089,651	1,739,259
Unrealized gain on investments in marketable securities	437,250	1,939,473	2,076,434

Comprehensive income	402,243	3,450,399	9,079,135

c) Condensed statements of cash flows

	Year ended December 31,
	2009	2010	2011
	$	$	$
Net cash used in operating activities	(1,286,268)	(1,984,322)	59,372
Net cash used in investing activities	(36,621,700)	(41,980,867)	(9,886,907)
Net cash (used in) provided by financing activities	(438,160)	31,164,425	(1,395,171)

Net decrease in cash and cash equivalents	(38,346,128)	(12,800,764)	(11,222,706)
Cash and cash equivalents, beginning of year	67,876,395	29,530,267	16,729,503

Cash and cash equivalents, end of year	29,530,267	16,729,503	5,506,797

d) Basis of presentation

The condensed financial statements of the Company have been prepared in accordance with U.S. GAAP, except for accounting of the Company’s subsidiaries and VIEs, and certain footnote disclosures as described below.

The Company is generally a holding company of certain subsidiaries and VIEs. The Company records its investments in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented in the condensed balance sheets as “Investments in subsidiaries and VIEs” and 100% of the subsidiaries’ and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs, net” in the condensed statements of operations and comprehensive income.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

e) Commitments, long term obligations and guarantees

The Company does not have any significant commitments, long-term obligations or guarantees as of any of the years presented, except for those disclosed in the consolidated financial statements (Note 29).